Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.5%)
AMC Networks, Inc. - Class A *	23,786	1,350
Cable One, Inc.	2,638	2,589
Cars.com, Inc. *	32,972	752
Cinemark Holdings, Inc.	56,642	2,265
John Wiley & Sons, Inc.- Class A	24,054	1,064
Live Nation Entertainment, Inc. *	73,544	4,673
Meredith Corp.	21,260	1,175
The New York Times Co. - Class A	75,510	2,481
TEGNA, Inc.	114,757	1,618
Telephone and Data Systems, Inc.	49,856	1,532
World Wrestling Entertainment, Inc.- Class A	23,259	2,018
Yelp, Inc. *	40,129	1,384

Total		22,901

Consumer Discretionary (11.6%)
Aaron’s, Inc.	35,737	1,880
Adient PLC	46,256	599
Adtalem Global Education, Inc. *	30,726	1,423
American Eagle Outfitters, Inc.	89,130	1,976
AutoNation, Inc. *	30,650	1,095
Bed Bath & Beyond, Inc.	73,103	1,242
Boyd Gaming Corp.	42,490	1,162
Brinker International, Inc.	19,941	885
Brunswick Corp.	46,279	2,329
Caesars Entertainment Corp. *	310,033	2,694
Carter’s, Inc.	24,209	2,440
The Cheesecake Factory, Inc.	22,179	1,085
Churchill Downs, Inc.	18,851	1,701
Cracker Barrel Old Country Store, Inc.	12,784	2,066
Dana Holding Corp.	76,238	1,352
Deckers Outdoor Corp. *	15,491	2,277
Delphi Technologies PLC	47,058	906
Dick’s Sporting Goods, Inc.	39,225	1,444
Dillard’s, Inc. - Class A	9,826	708
Domino’s Pizza, Inc.	21,824	5,633
Dunkin’ Brands Group, Inc.	43,943	3,300
Eldorado Resorts, Inc. *	34,589	1,615

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Five Below, Inc. *	29,652	3,684
Gentex Corp.	137,852	2,851
The Goodyear Tire & Rubber Co.	123,476	2,241
Graham Holdings Co. - Class B	2,315	1,582
Helen of Troy, Ltd. *	13,611	1,578
International Speedway Corp. - Class A	12,644	552
Jack in the Box, Inc.	13,723	1,112
KB Home	45,000	1,088
Marriott Vacations Worldwide Corp.	20,916	1,956
The Michaels Cos., Inc. *	47,799	546
Murphy USA, Inc. *	15,955	1,366
NVR, Inc. *	1,808	5,003
Ollie’s Bargain Outlet Holdings, Inc. *	27,419	2,340
Papa John’s International, Inc.	11,969	634
Penn National Gaming, Inc. *	56,540	1,136
Polaris Industries, Inc.	30,472	2,573
Pool Corp.	20,947	3,456
Sally Beauty Holdings, Inc. *	64,105	1,180
Scientific Games Corp. - Class A *	29,433	601
Service Corp. International	96,412	3,871
Signet Jewelers, Ltd.	27,605	750
Six Flags Entertainment Corp.	38,002	1,875
Skechers U.S.A., Inc. - Class A *	70,970	2,385
Sotheby’s *	17,499	661
Tempur Sealy International, Inc. *	24,408	1,408
Texas Roadhouse, Inc.	35,453	2,205
Thor Industries, Inc.	27,817	1,735
Toll Brothers, Inc.	71,344	2,583
TRI Pointe Homes, Inc. *	75,336	952
Tupperware Brands Corp.	25,880	662
Urban Outfitters, Inc. *	40,069	1,188
Visteon Corp. *	15,019	1,012
Weight Watchers International, Inc. *	20,653	416
The Wendy’s Co.	96,719	1,730
Williams-Sonoma, Inc.	42,624	2,398
Wyndham Destinations, Inc.	50,233	2,034

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wyndham Hotels & Resorts, Inc.	52,055	2,602

Total		105,758

Consumer Staples (2.8%)
The Boston Beer Co., Inc. - Class A *	4,630	1,365
Casey’s General Stores, Inc.	19,466	2,507
Edgewell Personal Care Co. *	28,778	1,263
Energizer Holdings, Inc.	33,813	1,519
Flowers Foods, Inc.	97,569	2,080
The Hain Celestial Group, Inc. *	47,616	1,101
Ingredion, Inc.	35,452	3,357
Lancaster Colony Corp.	10,386	1,627
Nu Skin Enterprises, Inc.	29,439	1,409
Post Holdings, Inc. *	35,360	3,868
Sanderson Farms, Inc.	10,368	1,367
Sprouts Farmers Market, Inc. *	66,005	1,422
Tootsie Roll Industries, Inc.	10,133	377
TreeHouse Foods, Inc. *	29,773	1,922

Total		25,184

Energy (3.7%)
Apergy Corp. *	41,134	1,689
Callon Petroleum Co. *	121,178	915
Chesapeake Energy Corp. *	555,330	1,722
CNX Resources Corp. *	105,469	1,136
Core Laboratories N.V.	23,566	1,624
Ensco PLC - Class A	232,511	914
EQT Corp.	135,475	2,810
Equitrans Midstream Corp.	108,170	2,356
Matador Resources Co. *	55,084	1,065
McDermott International, Inc. *	96,142	715
Murphy Oil Corp.	86,505	2,535
Oasis Petroleum, Inc. *	143,740	868
Oceaneering International, Inc. *	52,559	829
Patterson-UTI Energy, Inc.	113,614	1,593
PBF Energy, Inc.	63,731	1,985
QEP Resources, Inc. *	125,692	979
Range Resources Corp.	110,414	1,241
Rowan Cos., PLC - Class A *	67,692	730

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
SM Energy Co.	54,913	960
Southwestern Energy Co. *	287,857	1,350
Transocean, Ltd. *	269,263	2,345
World Fuel Services Corp.	35,720	1,032
WPX Energy, Inc. *	210,176	2,755

Total		34,148

Financials (15.7%)
Alleghany Corp. *	7,693	4,711
American Financial Group, Inc.	37,520	3,610
Associated Banc-Corp.	87,391	1,866
BancorpSouth Bank	48,234	1,361
Bank of Hawaii Corp.	21,915	1,728
Bank OZK	64,283	1,863
Brown & Brown, Inc.	123,452	3,643
Cathay General Bancorp	40,668	1,379
Chemical Financial Corp.	38,011	1,565
CNO Financial Group, Inc.	85,463	1,383
Commerce Bancshares, Inc.	52,487	3,047
Cullen / Frost Bankers, Inc.	33,497	3,252
East West Bancorp, Inc.	77,085	3,698
Eaton Vance Corp.	61,242	2,469
Evercore Inc. - Class A	21,800	1,984
F.N.B. Corp.	172,556	1,829
FactSet Research Systems, Inc.	20,227	5,022
Federated Investors, Inc. - Class B	50,919	1,492
First American Financial Corp.	59,280	3,053
First Financial Bankshares, Inc.	36,063	2,084
First Horizon National Corp.	169,229	2,366
Fulton Financial Corp.	90,339	1,398
Genworth Financial, Inc. - Class A *	266,288	1,020
Green Dot Corp. - Class A *	25,326	1,536
Hancock Holding Co.	45,566	1,841
Hanover Insurance Group, Inc.	21,576	2,463
Home BancShares, Inc.	82,531	1,450
Interactive Brokers Group, Inc. - Class A	39,927	2,071
International Bancshares Corp.	28,962	1,101
Janus Henderson Group, PLC	87,735	2,192
Kemper Corp.	32,370	2,465
Legg Mason, Inc.	45,488	1,245

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
LendingTree, Inc. *	3,957	1,391
MarketAxess Holdings, Inc.	20,040	4,931
Mercury General Corp.	14,420	722
Navient Corp.	115,720	1,339
New York Community Bancorp, Inc.	248,515	2,875
Old Republic International Corp.	151,347	3,166
PacWest Bancorp	64,238	2,416
Pinnacle Financial Partners, Inc.	38,756	2,120
Primerica, Inc.	22,644	2,766
Prosperity Bancshares, Inc.	35,286	2,437
Reinsurance Group of America, Inc.	33,403	4,743
RenaissanceRe Holdings, Ltd.	22,444	3,221
SEI Investments Co.	68,651	3,587
Signature Bank	29,298	3,752
SLM Corp.	232,280	2,302
Sterling Bancorp	113,110	2,107
Stifel Financial Corp.	38,223	2,017
Synovus Financial Corp.	84,629	2,908
TCF Financial Corp.	87,201	1,804
Texas Capital Bancshares, Inc. *	26,716	1,458
Trustmark Corp.	34,661	1,166
UMB Financial Corp.	23,477	1,503
Umpqua Holdings Corp.	117,180	1,933
United Bankshares, Inc.	54,296	1,968
Valley National Bancorp	176,540	1,691
W.R. Berkley Corp.	51,258	4,343
Washington Federal, Inc.	43,133	1,246
Webster Financial Corp.	49,076	2,487
Wintrust Financial Corp.	30,049	2,023

Total		142,609

Health Care (9.5%)
Acadia Healthcare Co., Inc. *	47,038	1,379
Allscripts Healthcare Solutions, Inc. *	91,110	869
Amedisys, Inc. *	15,490	1,909
Avanos Medical, Inc. *	25,234	1,077
Bio-Rad Laboratories, Inc. - Class A *	10,708	3,273
Bio-Techne Corp.	20,083	3,987
Cantel Medical Corp.	19,302	1,291
Catalent, Inc. *	77,444	3,143
Charles River Laboratories International, Inc. *	25,645	3,725

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Chemed Corp.	8,491	2,718
Covetrus, Inc. *	50,851	1,620
Encompass Health Corp.	52,509	3,067
Exelixis, Inc. *	159,601	3,799
Globus Medical, Inc. - Class A *	40,491	2,001
Haemonetics Corp. *	27,124	2,373
HealthEquity, Inc. *	28,864	2,135
Hill-Rom Holdings, Inc.	35,450	3,753
ICU Medical, Inc. *	8,830	2,113
Inogen, Inc. *	9,512	907
Integra LifeSciences Holdings Corp. *	37,618	2,096
Ligand Pharmaceuticals, Inc. - Class B *	10,872	1,367
LivaNova PLC *	25,889	2,518
Mallinckrodt PLC *	44,405	965
Masimo Corp. *	26,013	3,597
Medidata Solutions, Inc. *	33,117	2,426
MEDNAX, Inc. *	46,753	1,270
Molina Healthcare, Inc. *	33,214	4,715
NuVasive, Inc. *	27,459	1,559
Patterson Cos., Inc.	43,930	960
PRA Health Sciences, Inc. *	31,363	3,459
Prestige Brands Holdings, Inc. *	27,545	824
STERIS PLC	44,981	5,759
Syneos Health, Inc. *	32,387	1,676
Tenet Healthcare Corp. *	44,222	1,275
United Therapeutics Corp. *	23,250	2,729
West Pharmaceutical Services, Inc.	39,450	4,347

Total		86,681

Industrials (15.0%)
Acuity Brands, Inc.	21,213	2,546
AECOM *	83,007	2,463
AGCO Corp.	34,177	2,377
ASGN, Inc. *	28,000	1,778
Avis Budget Group, Inc. *	33,845	1,180
The Brink’s Co.	26,400	1,991
Carlisle Cos., Inc.	30,459	3,735
Clean Harbors, Inc. *	27,029	1,933
Colfax Corp. *	50,544	1,500
Crane Co.	27,018	2,286
Curtiss-Wright Corp.	22,754	2,579
Deluxe Corp.	23,226	1,015
Donaldson Co., Inc.	68,009	3,405
Dycom Industries, Inc. *	16,719	768
EMCOR Group, Inc.	29,778	2,176
EnerSys	22,892	1,492
GATX Corp.	19,463	1,486

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Genesee & Wyoming, Inc. - Class A *	29,932	2,608
Graco, Inc.	87,901	4,353
Granite Construction, Inc.	24,826	1,071
Healthcare Services Group, Inc.	39,244	1,295
Herman Miller, Inc.	31,319	1,102
HNI Corp.	23,128	839
Hubbell, Inc.	29,036	3,426
IDEX Corp.	40,305	6,116
Insperity, Inc.	19,810	2,450
ITT, Inc.	46,477	2,696
JetBlue Airways Corp. *	163,005	2,667
KBR, Inc.	74,986	1,431
Kennametal, Inc.	43,730	1,607
Kirby Corp. *	28,656	2,152
Knight-Swift Transportation Holdings	66,241	2,165
Landstar System, Inc.	21,333	2,334
Lennox International, Inc.	19,083	5,046
Lincoln Electric Holdings, Inc.	33,628	2,820
Manpowergroup, Inc.	32,110	2,655
MasTec, Inc. *	32,748	1,575
MSA Safety, Inc.	18,645	1,928
MSC Industrial Direct Co., Inc. - Class A	24,008	1,986
Nordson Corp.	27,435	3,636
NOW, Inc. *	57,665	805
nVent Electric PLC	85,761	2,314
Old Dominion Freight Line, Inc.	34,521	4,984
Oshkosh Corp.	37,249	2,798
Pitney Bowes, Inc.	100,102	688
Regal Beloit Corp.	22,753	1,863
Resideo Technologies, Inc. *	65,390	1,261
Ryder System, Inc.	28,246	1,751
Stericycle, Inc. *	45,339	2,467
Teledyne Technologies, Inc. *	19,255	4,564
Terex Corp.	32,944	1,058
The Timken Co.	36,262	1,582
The Toro Co.	56,438	3,885
Trex Co., Inc. *	31,340	1,928
Trinity Industries, Inc.	70,909	1,541
Valmont Industries, Inc.	11,668	1,518
Watsco, Inc.	17,090	2,447
Werner Enterprises, Inc.	23,240	794
Woodward, Inc.	29,713	2,819
XPO Logistics, Inc.*	58,067	3,121

Total		136,856

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Information Technology (15.6%)
ACI Worldwide, Inc.*	61,762	2,030
ARRIS International PLC *	87,035	2,751
Arrow Electronics, Inc. *	45,156	3,480
Avnet, Inc.	57,659	2,501
Belden, Inc.	20,951	1,125
Blackbaud, Inc.	25,828	2,059
CACI International, Inc. - Class A *	13,221	2,407
CDK Global, Inc.	66,318	3,901
Ciena Corp. *	76,484	2,856
Cirrus Logic, Inc. *	31,450	1,323
Cognex Corp.	90,843	4,620
Coherent, Inc. *	12,936	1,833
CommVault Systems, Inc. *	20,502	1,327
CoreLogic, Inc. *	42,591	1,587
Cree, Inc. *	54,892	3,141
Cypress Semiconductor Corp.	193,500	2,887
Fair Isaac Corp. *	15,459	4,199
First Solar, Inc. *	40,162	2,122
InterDigital, Inc.	17,345	1,144
j2 Global, Inc.	24,631	2,133
Jabil Circuit, Inc.	74,868	1,991
Leidos Holdings, Inc.	77,724	4,981
Littelfuse, Inc.	13,138	2,397
LiveRamp Holdings, Inc. *	36,285	1,980
LogMeIn, Inc.	27,035	2,166
Lumentum Holdings, Inc. *	40,468	2,288
Manhattan Associates, Inc. *	34,575	1,905
MAXIMUS, Inc.	33,926	2,408
MKS Instruments, Inc.	28,821	2,682
Monolithic Power Systems	20,996	2,845
National Instruments Corp.	59,774	2,652
NCR Corp. *	63,251	1,726
NetScout Systems, Inc. *	37,250	1,046
Perspecta, Inc.	74,785	1,512
Plantronics, Inc.	17,421	803
PTC, Inc. *	56,775	5,234
Sabre Corp.	146,452	3,133
Science Applications International Corp.	27,064	2,083
Silicon Laboratories, Inc. *	22,913	1,853
Synaptics, Inc. *	18,295	727
SYNNEX Corp.	22,060	2,104
Tech Data Corp. *	19,845	2,032
Teradata Corp. *	62,377	2,723
Teradyne, Inc.	92,331	3,679
Trimble Navigation, Ltd. *	133,748	5,403
Tyler Technologies, Inc. *	20,363	4,162

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
The Ultimate Software Group, Inc. *	16,847	5,562
Universal Display Corp.	22,547	3,446
Versum Materials, Inc.	58,022	2,919
ViaSat, Inc. *	30,232	2,343
Vishay Intertechnology, Inc.	70,312	1,299
WEX, Inc. *	22,921	4,401
Zebra Technologies Corp. - Class A*	28,647	6,002

Total		141,913

Materials (6.8%)
Allegheny Technologies, Inc. *	66,835	1,709
AptarGroup, Inc.	33,465	3,560
Ashland Global Holdings, Inc.	33,298	2,602
Bemis Co., Inc.	48,479	2,690
Cabot Corp.	31,651	1,318
Carpenter Technology Corp.	25,195	1,155
The Chemours Co.	88,826	3,301
Commercial Metals Co.	62,553	1,068
Compass Minerals International, Inc.	18,013	979
Domtar Corp.	33,461	1,661
Eagle Materials, Inc.	24,408	2,058
Grief, Inc. - Class A	13,950	576
Ingevity Corp. *	22,132	2,337
Louisiana-Pacific Corp.	71,998	1,755
Minerals Technologies, Inc.	18,734	1,101
NewMarket Corp.	4,638	2,011
Olin Corp.	87,683	2,029
Owens-Illinois, Inc.	81,692	1,551
PolyOne Corp.	41,330	1,211
Reliance Steel & Aluminum Co.	35,670	3,220
Royal Gold, Inc.	34,840	3,168
RPM International, Inc.	70,005	4,063
The Scotts Miracle-Gro Co. - Class A	20,898	1,642
Sensient Technologies Corp.	22,491	1,525
Silgan Holdings, Inc.	41,106	1,218
Sonoco Products Co.	53,130	3,269
Steel Dynamics, Inc.	122,069	4,305
United States Steel Corp.	92,115	1,795
Valvoline, Inc.	100,060	1,857
Worthington Industries, Inc.	20,878	779

Total		61,513

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Real Estate (9.9%)
Alexander & Baldwin, Inc.	36,036	917
American Campus Communities, Inc.	72,869	3,467
Brixmor Property Group, Inc.	158,807	2,917
Camden Property Trust	51,387	5,216
CoreCivic, Inc.	63,111	1,228
CoreSite Realty Corp.	19,521	2,089
Corporate Office Properties Trust	58,635	1,601
Cousins Properties, Inc.	223,549	2,160
CyrusOne, Inc.	57,569	3,019
Douglas Emmett, Inc.	85,994	3,476
EPR Properties	39,833	3,063
First Industrial Realty Trust, Inc.	67,319	2,380
The GEO Group, Inc.	64,197	1,233
Healthcare Realty Trust, Inc.	66,628	2,139
Highwoods Properties, Inc.	55,070	2,576
Hospitality Properties Trust	87,446	2,301
JBG SMITH Properties	58,673	2,426
Jones Lang LaSalle, Inc.	24,260	3,740
Kilroy Realty Corp.	53,690	4,078
Lamar Advertising Co. - Class A	45,287	3,590
Liberty Property Trust	78,677	3,810
Life Storage, Inc.	24,798	2,412
Mack-Cali Realty Corp.	48,030	1,066
Medical Properties Trust, Inc.	202,647	3,751
National Retail Properties, Inc.	85,944	4,761
OMEGA Healthcare Investors, Inc.	108,603	4,143
Pebblebrook Hotel Trust	69,406	2,156
Potlatch Corp.	36,089	1,364
Rayonier, Inc.	68,858	2,170
Realogy Holdings Corp.	60,349	688
Sabra Health Care REIT, Inc.	94,827	1,846
Senior Housing Properties Trust	126,419	1,489
Tanger Factory Outlet Centers, Inc.	49,956	1,048
Taubman Centers, Inc.	32,503	1,719
Uniti Group, Inc.	95,177	1,065
Urban Edge Properties	60,799	1,155
Weingarten Realty Investors	63,612	1,868

Total		90,127

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Utilities (4.5%)
ALLETE, Inc.	27,396	2,253
Aqua America, Inc.	94,733	3,452
Black Hills Corp.	28,718	2,127
Hawaiian Electric Industries, Inc.	57,930	2,362
IDACORP, Inc.	26,792	2,667
MDU Resources Group, Inc.	104,276	2,694
National Fuel Gas Co.	45,881	2,797
New Jersey Resources Corp.	47,206	2,350
NorthWestern Corp.	26,774	1,885
OGE Energy Corp.	106,212	4,580
ONE Gas, Inc.	27,957	2,489
PNM Resources, Inc.	42,358	2,005
Southwest Gas Holdings, Inc.	28,226	2,322
Spire, Inc.	26,982	2,220
UGI Corp.	92,447	5,123

Total		41,326

Total Common Stocks (Cost: $705,493)		889,016

Short-Term Investments (2.2%)
Commercial Paper (1.9%)
Apple, Inc.
0.000%, 6/27/19 144A	700,000	696
The Coca-Cola Co.
0.000%, 4/4/19 144A	1,850,000	1,849
Exxon Mobil Corp.
0.000%, 4/5/19 144A	500,000	500
Marriott International, Inc.
0.000%, 4/17/19 144A	1,500,000	1,498
Mondelez International, Inc.
0.000%, 4/1/19 144A	2,600,000	2,599
0.000%, 4/11/19 144A	1,000,000	999
0.000%, 4/18/19 144A	1,000,000	999
Pfizer, Inc.
0.000%, 4/9/19 144A	1,500,000	1,499
Societe Generale SA
0.000%, 5/13/19 144A	500,000	498
The Southern Co.
0.000%, 4/4/19 144A	1,200,000	1,199
TWDC Holdco 613 Corp.
0.000%, 5/17/19 144A	750,000	748
0.000%, 5/24/19 144A	750,000	747
United Parcel Service, Inc.
0.000%, 4/2/19 144A	1,000,000	1,000

Short-Term Investments (2.2%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
Walgreens Boots Alliance, Inc.
0.000%, 5/31/19 144A	1,900,000	1,891

Total		16,722

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	907,902	908

Total		908

US Government & Agencies (0.2%)
Federal Home Loan Bank
0.000%, 4/15/19 ß	2,000,000	1,998

Total		1,998

Total Short-Term Investments (Cost: $19,626)		19,628

Total Investments (99.8%) (Cost: $725,119)@		908,644

Other Assets, Less Liabilities (0.2%)		2,202

Net Assets (100.0%)		910,846

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
S&P 400 Mini Index Futures	Long	USD	10	103	6/19	$19,580	$141	$60

							$141	$60

	Financial Derivative Assets Variation Margin (000’s)			Financial Derivative Liabilities Variation Margin (000’s)			Market Value (000’s) Options
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$—	$60	$60	$—	$—	$—	$—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
ß

Cash or securities with an aggregate value of $1,998 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $16,722 representing 1.8% of the net assets.

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At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $725,119 and the net unrealized appreciation of investments based on that cost was $183,666 which is comprised of $244,668 aggregate gross unrealized appreciation and $61,002 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Common Stocks	$889,016	$—	$—
Short-Term Investments
Money Market Funds	908	—	—
All Others	—	18,720	—
Other Financial Instruments^
Futures	141	—	—

Total Assets:	$890,065	$18,720	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand